Remittance Dates:
March 24, 2016 through April 21, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2015 through June 29, 2016
		Remittance Dates:	March 24, 2016 through April 21, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00346	per kWh	$ 1,207,772.13	$ 1,202,651.18
2	Small General Service	$0.00465	per kWh	$ 108,108.03	$ 107,954.75
3	General Service	$0.00239	per kWh	$ 594,561.52	$ 594,322.52
4	Large General Service	$0.00153	per kWh	$ 173,302.87	$ 173,274.79
5	Large Industrial Power Service	$0.09783	per kW	$ 90,851.07	$ 90,851.07
6	Interruptible Service	$0.02498	per kW	$ 3,281.08	$ 3,281.08
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.02080	per kW	$ 9,186.02	$ 9,186.02
9	Street and Outdoor Lighting	$0.01468	per kWh	$ 111,835.69	$ 110,274.13
10	Total			$ 2,298,898.41	$ 2,291,795.54

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,291,795.54
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,291,795.54

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st of April 2016

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
April 22, 2016 through May 20, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2015 through June 29, 2016
		Remittance Dates:	April 22, 2016 through May 20, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00346	per kWh	$ 1,111,145.14	$ 1,106,117.20
2	Small General Service	$0.00465	per kWh	$ 100,549.51	$ 100,406.03
3	General Service	$0.00239	per kWh	$ 567,231.93	$ 567,002.78
4	Large General Service	$0.00153	per kWh	$ 175,702.66	$ 175,672.97
5	Large Industrial Power Service	$0.09783	per kW	$ 87,134.43	$ 87,134.43
6	Interruptible Service	$0.02498	per kW	$ 3,152.40	$ 3,152.40
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.02080	per kW	$ 10,019.97	$ 10,019.97
9	Street and Outdoor Lighting	$0.01468	per kWh	$ 112,184.12	$ 110,489.80
10	Total			$ 2,167,120.16	$ 2,159,995.58

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,159,995.58
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,159,995.58

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of May 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
May 23, 2016 through June 20, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2015 through June 29, 2016
		Remittance Dates:	May 23, 2016 through June 20, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00346	per kWh	$ 1,338,408.24	$ 1,332,351.94
2	Small General Service	$0.00465	per kWh	$ 112,221.31	$ 112,061.17
3	General Service	$0.00239	per kWh	$ 641,041.57	$ 640,782.57
4	Large General Service	$0.00153	per kWh	$ 206,139.26	$ 206,104.40
5	Large Industrial Power Service	$0.09783	per kW	$ 96,738.24	$ 96,738.24
6	Interruptible Service	$0.02498	per kW	$ 3,336.50	$ 3,336.50
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.02080	per kW	$ 10,082.30	$ 10,082.30
9	Street and Outdoor Lighting	$0.01468	per kWh	$ 112,224.46	$ 110,529.52
10	Total			$ 2,520,191.88	$ 2,511,986.64

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,511,986.64
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,511,986.64

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 24th day of June 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
June 22, 2016 through July 20, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2016 through June 28, 2017
		Remittance Dates:	June 22, 2016 through July 20, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00346	per kWh	$ 1,714,184.71	$ 1,706,428.04
2	Small General Service	$0.00465	per kWh	$ 130,636.87	$ 130,450.44
3	General Service	$0.00239	per kWh	$ 703,996.46	$ 703,712.03
4	Large General Service	$0.00153	per kWh	$ 165,510.95	$ 165,482.97
5	Large Industrial Power Service	$0.09783	per kW	$ 92,910.22	$ 92,910.22
6	Interruptible Service	$0.02498	per kW	$ 3,334.76	$ 3,334.76
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.02080	per kW	$ 9,781.18	$ 9,781.18
9	Street and Outdoor Lighting	$0.01468	per kWh	$ 112,395.79	$ 110,698.26
10	Total			$ 2,932,750.94	$ 2,922,797.90

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,922,797.90
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,922,797.90

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of July 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
July 21, 2016 through August 19, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2016 through June 28, 2017
		Remittance Dates:	July 21, 2016 through August 19, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00340	per kWh	$ 2,265,390.66	$ 2,255,139.76
2	Small General Service	$0.00419	per kWh	$ 140,548.66	$ 140,348.07
3	General Service	$0.00234	per kWh	$ 774,440.40	$ 774,127.54
4	Large General Service	$0.00154	per kWh	$ 202,445.01	$ 202,410.80
5	Large Industrial Power Service	$0.09679	per kW	$ 95,817.05	$ 95,817.05
6	Interruptible Service	$0.02607	per kW	$ 3,573.49	$ 3,573.49
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01682	per kW	$ 9,001.82	$ 9,001.82
9	Street and Outdoor Lighting	$0.01401	per kWh	$ 107,188.55	$ 105,569.69
10	Total			$ 3,598,405.64	$ 3,585,988.22

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,585,988.22
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,585,988.22

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 24th day of August 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
August 22, 2016 through September 19, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2016 through June 28, 2017
		Remittance Dates:	August 22, 2016 through September 19, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00340	per kWh	$ 2,316,267.98	$ 2,305,786.87
2	Small General Service	$0.00419	per kWh	$ 142,921.06	$ 142,717.10
3	General Service	$0.00234	per kWh	$ 785,746.28	$ 785,428.87
4	Large General Service	$0.00154	per kWh	$ 205,501.56	$ 205,466.82
5	Large Industrial Power Service	$0.09679	per kW	$ 94,827.49	$ 94,827.49
6	Interruptible Service	$0.02607	per kW	$ 4,016.23	$ 4,016.23
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01682	per kW	$ 8,257.64	$ 8,257.64
9	Street and Outdoor Lighting	$0.01401	per kWh	$ 107,888.90	$ 106,259.46
10	Total			$ 3,665,427.14	$ 3,652,760.48

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,652,760.48
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,652,760.48

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of September 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer